Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	ROYAL BANK OF SCOTLAND GROUP PLC
Entity Central Index Key	0000844150
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	The company is filing this Form 6-K to restate certain disclosures in the company's annual report on Form 20-F for the year ended 31 December 2018, filed with the Securities and Exchange Commission on 28 February 2019 (the "2018 Form 20-F") in connection with the re-segmentation completed in Q1 2019 and effective from 1 January 2019 and changes in Reporting standard IAS 12 'Income taxes' effective from 1 January 2019. The sections restated include the Business review, Capital and risk management, and the Financial statements. Summary of the re-segmentation Business Banking has been transferred from UK Personal and Business Banking (UK PBB) to Commercial Banking as the nature of the business, including distribution channels, products and customers, are more closely aligned to the Commercial Banking Business. Concurrent with the transfer, UK PBB has been renamed UK Personal Banking (UK PB) and the previous franchise combining UK PBB and Ulster Bank RoI renamed Personal & Ulster . The Commercial and Private Banking franchise has also been renamed Commercial & Private Banking (CPB). Changes in reporting standards IAS 12 ‘Income taxes' was revised with effect from 1 January 2019. The income statement is now required to include any tax relief on the servicing cost of instruments classified as equity. Relief of £67 million was recognised in the Income statement and the statement of changes in equity for the year ended 31 December 2018; this and prior periods have been restated in the Q1 2019 results and in this document. This Form 6-K RBS released its results for the three months ended 31 March 2019, which were filed with the Securities and Exchange Commission on a separate Form 6-K on 26 April 2019, reflecting the reclassified segmental information. To facilitate comparison with these interim results, the disclosures included in the 2018 Form 20-F have been restated in this Form 6-K. Accordingly, the undernoted pages that correspond to the 2018 Form 20-F have been restated to reflect the re-segmentation of results attributable to UK Business Banking. Page numbers in this Form 6-K remain unchanged to the 2018 Form 20-F to facilitate cross referencing and are therefore not necessarily consecutive.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY